Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Franklin OnChain U.S. Government Money Fund | Franklin OnChain U.S. Government Money Fund
Prospectus [Line Items]
Annual Return [Percent]	5.09%	4.91%	1.72%